Summary of Significant Accounting Policies (Tables) - Mafco Worldwide & Merisant	12 Months Ended
Dec. 31, 2019
Summary of estimated useful lives of property, plant and equipment

Land, building and building improvements	10 – 40 years
Machinery and equipment	3 – 20 years
Furniture and fixtures	3 – 10 years
Vehicles	3 – 10 years
Computers	3 – 5 years

Summary of revenue disaggregated by product categories and operating segment

The following table presents the Company’s revenues disaggregated by product categories:

	2019	2018	2017
Sweeteners	$165.9	$173.8	$168.1
Licorice products	106.3	117.2	119.9
Total Product revenues, net	$272.2	$291.0	$288.0

The following table presents the Company’s revenues disaggregated by operating segment:

	2019	2018	2017
Merisant — North America	$60.0	$59.0	$57.6
Merisant — Europe, Middle East and Africa	76.0	82.0	77.9
Merisant — Asia-Pacific	17.8	17.0	15.4
Merisant — Latin America	12.1	15.8	17.2
Mafco Worldwide	106.3	117.2	119.9
Total Product revenues, net	$272.2	$291.0	$288.0